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BLACKROCK FUNDS II

BlackRock Multi-Asset Income Portfolio

(the “Fund”)

Supplement dated November 27, 2015

to the Summary Prospectus and Prospectus of the Fund, each dated November 27, 2015

Effective until January 11, 2016, the first sentence in the sections entitled “Key Facts About BlackRock Multi-Asset Income Portfolio — Principal Investment Strategies of the Fund” in the Summary Prospectus and “Fund Overview — Key Facts About BlackRock Multi-Asset Income Portfolio — Principal Investment Strategies of the Fund” in the Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 80% of its assets in equity securities and up to 100% of its assets in fixed income securities.